GOING CONCERN	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
GOING CONCERN
GOING CONCERN

NOTE 3: GOING CONCERN

The Company’s unaudited condensed consolidated financial statements have been prepared on a going concern basis which contemplates the realization of assets and satisfaction of liabilities and commitments in the normal course of business. As of September 30, 2025, the Company had cash of approximately $2,213,000. The Company had a working capital deficit of approximately $21,093,000 September 30, 2025 and incurred a net loss and generated negative cash flow from operating activities of approximately $11,376,000 and $6,697,000 respectively, for the nine months ended September 30, 2025.

On May 6, 2025, the Company received a determination letter (the “Delisting Notification”) from the Nasdaq Hearings Advisor stating that the Panel has determined to delist the Company’s common stock, par value $0.0001 per share from the Nasdaq Capital Market, and Nasdaq suspended trading in the Company’s Common Stock on May 7, 2025 because the Company has not demonstrated compliance with the MVLS Rule, nor does it meet any of the alternative requirements under Nasdaq Listing Rule 5550(b) and has failed to demonstrate that additional time to regain compliance is appropriate.

As of the date of this filing, the Company has not made certain scheduled payments under the SEPA Convertible Note and is therefore in technical default under the agreement. However, Yorkville has not issued a formal notice of default, and the Company remains in ongoing discussions with Yorkville regarding a potential resolution and restructuring of the outstanding obligations. The Company is required to maintain a minimum cash balance equal to the lesser of (a) $2,000,000 and (b) the sum of the next three Installment Payments, as defined in the promissory note, coming due. As of September 30, 2025, the minimum cash balance required was approximately $2,499,000.

As of the date of this filing, the Company has not made certain scheduled payments and is therefore in technical default under four of the secured promissory notes entered into in June 2024. The total outstanding principal and accrued interest under these notes was approximately $673,000 as of September 30, 2025. However, no formal default notices have been received and the four noteholders have continued to work cooperatively with the Company. Management is engaged in discussions with the noteholders regarding repayment arrangements and believes a mutually satisfactory resolution will be reached.

These are indicators of substantial doubt as to the Company’s ability to continue as a going concern for at least one year from issuance of these unaudited consolidated financial statements. The Company’s ability to continue as a going concern is dependent upon the management of expenses and ability to obtain necessary financing to meet its obligations and pay its liabilities arising from normal business operations when they come due, and upon profitable operations.

If additional equity or debt financing is required from outside sources, the Company may not be able to raise it on terms acceptable to it or at all. If the Company is unable to raise additional capital on acceptable terms when needed, its results of operations and financial condition would be materially and adversely affected. Any such financing likely would be dilutive to existing stockholders and could result in significant financial operating covenants that would negatively impact the Company business.

Based on the foregoing, management has concluded there is substantial doubt as to the Company’s ability to continue as a going concern within one year after the date the unaudited consolidated financial statements are issued. The unaudited condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities should the Company be unable to continue as a going concern.

NOTE 4: GOING CONCERN

The Company’s consolidated financial statements have been prepared on a going concern basis which contemplates the realization of assets and satisfaction of liabilities and commitments in the normal course of business. As of December 31, 2024, the Company had cash of approximately $2,408,000. The Company had a working capital deficit of approximately $26,247,000 at December 31, 2024. The Company incurred a net loss and generated negative cash flow from operating activities of approximately $22,508,000 and $5,959,000, respectively, for the year ended December 31, 2024. These are indicators of substantial doubt as to the Company’s ability to continue as a going concern for at least one year from issuance of these consolidated financial statements. The Company’s ability to continue as a going concern is dependent upon the management of expenses and ability to obtain necessary financing to meet its obligations and pay its liabilities arising from normal business operations when they come due, and upon profitable operations.

On May 6, 2025, the Company received a determination letter (the “Delisting Notification”) from the Nasdaq Hearings Advisor stating that the Panel has determined to delist the Company’s common stock, par value $0.0001 per share from the Nasdaq Capital Market, and Nasdaq suspended the trading of the Company’s Common Stock on May 7, 2025 because the Company has not demonstrated compliance with the MVLS Rule, nor does it meet any of the alternative requirements under Nasdaq Listing Rule 5550(b) and has failed to demonstrate that additional time to regain compliance is appropriate.

As of the date of this prospectus, the Company has not made certain scheduled payments under the SEPA Convertible Note and is therefore in technical default under the agreement. However, Yorkville has not issued a formal notice of default, and the Company remains in ongoing discussions with Yorkville regarding a potential resolution and restructuring of the outstanding obligations. The Company is required to maintain a minimum cash balance equal to the lesser of (a) $2,000,000 and (b) the sum of the next three Installment Payments, as defined in the promissory note, coming due. As of December 31, 2024, the minimum cash balance required was approximately $833,000.

If additional equity or debt financing is required from outside sources, the Company may not be able to raise it on terms acceptable to it or at all. If the Company is unable to raise additional capital on acceptable terms when needed, its results of operations and financial condition would be materially and adversely affected. Any such financing likely would be dilutive to existing stockholders and could result in significant financial operating covenants that would negatively impact the Company’s business.

Based on the foregoing, management has concluded there is substantial doubt as to the Company’s ability to continue as a going concern within one year after the date the consolidated financial statements are issued. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities should the Company be unable to continue as a going concern.